Summary of RSU Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	0
RSUs granted	133,350
RSUs vested	0
RSUs forfeited	(1,000)
Outstanding at ending of period	132,350
Expected to vest at end of period	113,661
Weighted Average Fair Value
Outstanding at beginning of period	$ 0.00
RSUs granted (unaudited)	$ 60.15
RSUs vested (unaudited)	$ 0.00
RSUs forfeited (unaudited)	$ 53.82
Outstanding at end of period	$ 60.20
Aggregate Intrinsic Value
Outstanding at September 30, 2013 (unaudited)	$ 9,429
Expected to vest at September 30, 2013 (unaudited)	$ 8,097